21 Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income taxes
21	Income taxes

Income taxes are comprised of taxation over operations in Brazil, related to Corporate Income Tax ("IRPJ") and Social Contribution on Net Profit ("CSLL"). According to Brazilian tax legislation, income taxes and social contribution are assessed and paid by legal entity and not on a consolidated basis.

Reconciliation of income taxes expense

The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Income before income taxes	335,054	186,937	98,722
Combined statutory income taxes rate - %	34%	34%	34%
Income taxes at statutory rates	(113,918)	(63,559)	(33,565)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(8,474)	(1,265)	-
PROUNI - Fiscal Incentive (a)	120,851	73,397	30,564
Unrecognized deferred tax assets	(41,319)	(19,342)	-
Presumed profit income tax regime effect (b)	(2,640)	351	-
Permanent adjustments	2,567	-	-
Tax effect over pre-acquisition losses	13,893	-	-
Other	1,973	(3,757)	(987)
Income taxes expense – current	(27,067)	(14,175)	(3,988)
Effective rate	8.08%	7.58%	4.04%

(a)	The Company adhered to PROUNI, established by Law 11,096 / 2005, which is a federal program that exempt companies of paying income taxes and social contribution.

(b)	Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Company adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Deferred income taxes

As of December 31, 2020, the Company had unrecognized deferred income tax assets on temporary differences and tax losses in the amount of R$ 214,387 (tax basis) (R$ 96,627 (tax basis) as of December 31, 2019) which does not have any tax planning opportunities available that could support the recognition of these temporary differences as deferred tax assets. Accordingly, the Company did not recognize deferred tax assets.